SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 ₪ / $ BRL / $
Israel [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		3.902	3.889	3.471
Increase (decrease) during the year: Exchange rate of one US dollar		0.33%	12.04%	(7.02%)
Brazil [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		3.9048	2.6562	2.3426
Increase (decrease) during the year: Exchange rate of one US dollar		47.01%	13.39%	(14.63%)
Israeli CPI [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar	[1]	112.82	113.96	114.18
Increase (decrease) during the year: Exchange rate of one US dollar	[1]	(1.00%)	(0.20%)	1.80%

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.